Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 15– Subsequent Events

On February 5, 2021, the Company obtained a line of credit in the amount of RMB 2,000,000 (approximately $0.3 million) from BOC Fullerton Community Bank with an annual interest rate of 8.5% to be due on February 4, 2024.

On February 5, 2021, the Company obtained a line of credit in the amount of RMB 3,000,000 (approximately $0.5 million) from Shanghai Pudong Development Bank with an annual interest rate of 4.35% to be due on February 5, 2022.

On April 22, 2021 the Company completed its initial public offering (“IPO”) of 6,250,000 ordinary shares at a public offering price of $4.00 per share, par value $0.001 per share, resulting in net proceeds to the Company of approximately $21.8 million after deducting underwriting discounts and commissions and other expenses. In connection with the IPO, the Company’s ordinary shares began trading on The Nasdaq Capital Market on April 20, 2021 under the symbol “IFBD”.